Document and Entity Information Document	Feb. 29, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 29, 2024
Entity Registrant Name	Elastic N.V.
Entity Central Index Key	0001707753
Entity Emerging Growth Company	false
Entity File Number	001-38675
Entity Tax Identification Number	98-1756035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	P7